Acquisitions - Summary of Net Sales and Earnings Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Combination, Separately Recognized Transactions [Abstract]
Net sales	$ 102,386	$ 103,632	$ 105,381	$ 98,062	$ 75,675	$ 75,565	$ 76,823	$ 76,418	$ 409,461	$ 304,481	$ 279,857
Earnings before income taxes									18,063	14,444	12,316
D&R acquisition [Member]
Business Combination, Separately Recognized Transactions [Abstract]
Net sales									49,248	280
Earnings before income taxes									2,599	(1,168)
Valpey-Fisher acquisition [Member]
Business Combination, Separately Recognized Transactions [Abstract]
Net sales									16,980	15,191
Earnings before income taxes									$ (1,132)	$ 1,123